PROMISSORY NOTES (Details Narrative) - Three Related Party [Member] - USD ($)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Mar. 31, 2023
Defined Benefit Plan Disclosure [Line Items]
Notes payable		$ 840,000	$ 160,000	$ 1,000,000
Debt instrument, interest rate				3.71%
Forecast [Member]
Defined Benefit Plan Disclosure [Line Items]
Notes payable	$ 840,000